FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 25,732	¥ 51,196
Structured deposit
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	25,550	¥ 51,196
Equity investments, listed and at quoted market price
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 182